---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0578

                                                     Expires: February 28, 2006

                                                     Estimated average burden
                                                     hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-09911
                                   ----------------------------------------

                            Hussman Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  5136 Dorsey Hall Drive           Ellicott City, Maryland           21042
--------------------------------------------------------------------------------
            (Address of principal executive offices)              (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 715-1145
                                                     ---------------------------

Date of fiscal year end:        June 30, 2006
                          ---------------------------------------

Date of reporting period:       September 30, 2005
                          ---------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

HUSSMAN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 94.99%                                  VALUE
================================================================================

             AIR FREIGHT & COURIERS -- 0.65%
    200,000  United Parcel Service, Inc.                           $13,826,000
                                                                   -----------

             AUTO COMPONENTS -- 0.14%
     38,800  Magna International, Inc.                               2,904,568
                                                                   -----------

             AUTOMOBILES -- 0.13%
    100,000  Honda Motor Co. Ltd. - ADR                              2,840,000
                                                                   -----------

             BANKS -- 1.07 %
    350,000  Bank of America Corp.                                  14,735,000
    200,000  Barclays PLC - ADR                                      8,156,000
                                                                   -----------
                                                                    22,891,000
                                                                   -----------
             BEVERAGES -- 3.15%
    500,000  Anheuser-Busch Cos., Inc.                              21,520,000
    450,000  Coca-Cola Co. (The)                                    19,435,500
     30,200  Fomento Economico Mexicano S.A. de C.V. - ADR           2,111,584
    250,000  Pepsi Bottling Group, Inc. (The)                        7,137,500
    300,000  PepsiCo, Inc.                                          17,013,000
                                                                   -----------
                                                                    67,217,584
                                                                   -----------
             BIOTECHNOLOGY -- 1.26%
    200,000  Andrx Corp. (a)                                         3,086,000
    600,000  Applera Corp. - Applied Biosystems Group               13,944,000
     86,100  Flamel Technologies S.A. - ADR (a)                      1,610,070
    150,000  Gilead Sciences, Inc. (a)                               7,314,000
    250,000  Nanogen, Inc. (a)                                         802,500
                                                                   -----------
                                                                    26,756,570
                                                                   -----------
             BUILDING PRODUCTS -- 1.45%
  1,010,000  Masco Corp.                                            30,986,800
                                                                   -----------

             CHEMICALS -- 2.62%
     37,800  Air Products and Chemicals, Inc.                        2,084,292
    233,900  Albany Molecular Research, Inc. (a)                     2,848,902
    200,000  Albemarle Corp.                                         7,540,000
    100,000  BASF AG - ADR                                           7,540,000
    196,900  Cabot Microelectronics Corp. (a)                        5,784,922
    292,800  International Flavors & Fragrances, Inc.               10,435,392
    250,000  Lubrizol Corp. (The)                                   10,832,500
    148,300  PPG Industries, Inc.                                    8,777,877
                                                                   -----------
                                                                    55,843,885
                                                                   -----------
             COMMERCIAL SERVICES & Supplies -- 1.74%
    169,800  Avery Dennison Corp.                                    8,895,822
    100,000  Convergys Corp. (a)                                     1,437,000
    199,700  Harte-Hanks, Inc.                                       5,278,071
    189,800  Pitney Bowes, Inc.                                      7,922,252
    250,000  Sensient Technologies Corp.                             4,737,500
    250,000  Waste Connections, Inc. (a)                             8,770,000
                                                                   -----------
                                                                    37,040,645
                                                                   -----------

HUSSMAN STRATEGIC GROWTH FUND

================================================================================
   SHARES    COMMON STOCKS -- 94.99%                                  VALUE
================================================================================

             COMMUNICATIONS EQUIPMENT -- 0.60%
     50,000  L-3 Communications Holdings, Inc.                     $ 3,953,500
    200,000  Motorola, Inc.                                          4,418,000
      5,000  Scientific-Atlanta, Inc.                                  187,550
    400,000  Tellabs, Inc. (a)                                       4,208,000
                                                                   -----------
                                                                    12,767,050
                                                                   -----------
             COMPUTERS & PERIPHERALS -- 1.11%
    155,000  Ambient Corp. (a)                                          29,295
    150,000  Lexmark International, Inc. (a)                         9,157,500
    300,000  SanDisk Corp. (a)                                      14,475,000
                                                                   -----------
                                                                    23,661,795
                                                                   -----------
             CONSTRUCTION MATERIALS -- 0.81%
    100,000  Nanophase Technologies Corp. (a)                          580,000
    169,700  POSCO - ADR                                             9,598,232
    380,000  RPM International, Inc.                                 6,992,000
                                                                   -----------
                                                                    17,170,232
                                                                   -----------
             CONTAINERS & PACKAGING -- 0.45%
    350,000  Sonoco Products Co.                                     9,558,500
                                                                   -----------

             DIVERSIFIED TELECOMMUNCATION SERVICES -- 4.67%
    350,000  ALLTEL Corp.                                           22,788,500
    200,000  BCE, Inc.                                               5,488,000
     49,700  BT Group PLC - ADR                                      1,970,108
    600,000  CenturyTel, Inc.                                       20,988,000
  1,000,000  Nokia Oyj - ADR                                        16,910,000
    450,000  UTStarcom, Inc. (a)                                     3,676,500
    850,000  Verizon Communications, Inc.                           27,786,500
                                                                   -----------
                                                                    99,607,608
                                                                   -----------
             ELECTRICAL EQUIPMENT -- 0.56%
     75,000  Energizer Holdings, Inc. (a)                            4,252,500
    250,000  Silicon Laboratories, Inc. (a)                          7,597,500
                                                                   -----------
                                                                    11,850,000
                                                                   -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.56%
    350,000  Garmin Ltd.                                            23,740,500
     49,900  FEI Co. (a)                                               960,575
    300,000  MEMC Electronic Materials, Inc. (a)                     6,837,000
    721,200  Nano-Proprietary, Inc. (a)                              1,738,092
                                                                   -----------
                                                                    33,276,167
                                                                   -----------
             ENERGY EQUIPMENT & SERVICES -- 2.61%
    350,000  American Superconductor Corp. (a)                       3,622,500
    150,000  Cooper Cameron Corp. (a)                               11,089,500
     50,000  Distributed Energy Systems Corp. (a)                      417,000
    350,000  Headwaters, Inc. (a)                                   13,090,000
     70,800  Kinder Morgan Energy Partners, L.P.                     3,741,780
    115,600  National Fuel Gas Co.                                   3,953,520
    174,400  Valero Energy Corp.                                    19,717,664
                                                                   -----------
                                                                    55,631,964
                                                                   -----------

HUSSMAN STRATEGIC GROWTH FUND

================================================================================
   SHARES    COMMON STOCKS -- 94.99%                                  VALUE
================================================================================

             FOOD & DRUG RETAIL -- 0.35%
     40,000  Albertson's, Inc.                                     $ 1,026,000
    250,000  Safeway, Inc.                                           6,400,000
                                                                   -----------
                                                                     7,426,000
                                                                   -----------
             FOOD PRODUCTS -- 5.76%
  1,000,000  Archer-Daniels-Midland Co.                             24,660,000
    900,000  Campbell Soup Co.                                      26,775,000
    200,000  Del Monte Foods Co. (a)                                 2,146,000
    400,000  Kellogg Co.                                            18,452,000
    500,000  Kraft Foods, Inc.                                      15,295,000
    350,000  Sara Lee Corp.                                          6,632,500
     50,000  Smithfield Foods, Inc. (a)                              1,484,000
    200,000  Tyson Foods, Inc.                                       3,610,000
    329,900  William Wrigley Jr. Co.                                23,713,212
                                                                   -----------
                                                                   122,767,712
                                                                   -----------
             HEALTH CARE EQUIPMENT & SUPPLIES -- 3.87%
    250,000  Accelrys, Inc. (a)                                      1,690,000
    463,200  Biosite, Inc. (a)                                      28,653,552
      3,900  CONMED Corp. (a)                                          108,732
    100,700  Cooper Cos., Inc. (The)                                 7,714,627
     50,000  Cytyc Corp. (a)                                         1,342,500
    600,000  Medtronic, Inc.                                        32,172,000
    106,100  PolyMedica Corp.                                        3,707,134
    200,000  Steris Corp.                                            4,758,000
     87,000  Zoll Medical Corp. (a)                                  2,283,750
                                                                   -----------
                                                                    82,430,295
                                                                   -----------
             HEALTH CARE PROVIDERS & SERVICES -- 4.90%
    146,500  BioScrip, Inc. (a)                                        952,250
     72,100  Cardinal Health, Inc.                                   4,574,024
    324,400  Cerner Corp. (a)                                       28,200,092
    300,000  DaVita, Inc. (a)                                       13,821,000
    400,000  HCA, Inc.                                              19,168,000
    200,000  Health Management Associates, Inc.                      4,694,000
    350,000  Healthsouth Corp. (a)                                   1,414,000
    150,000  McKesson Corp.                                          7,117,500
    200,000  Priority Healthcare Corp. - Class B (a)                 5,572,000
    400,000  Renal Care Group, Inc. (a)                             18,928,000
                                                                   -----------
                                                                   104,440,866
                                                                   -----------
             HOTELS, RESTAURANTS & LEISURE -- 2.50%
    127,500  California Pizza Kitchen, Inc. (a)                      3,728,100
    207,400  CBRL Group, Inc.                                        6,981,084
  1,100,000  McDonald's Corp.                                       36,839,000
    100,000  Outback Steakhouse, Inc.                                3,660,000
     43,600  Papa John's International, Inc. (a)                     2,185,232
                                                                   -----------
                                                                    53,393,416
                                                                   -----------

HUSSMAN STRATEGIC GROWTH FUND

================================================================================
   SHARES    COMMON STOCKS -- 94.99%                                  VALUE
================================================================================

             HOUSEHOLD DURABLES -- 1.66%
    250,000  Black & Decker Corp.                                  $20,522,500
     19,000  Lancaster Colony Corp.                                    817,000
    318,200  Sherwin-Williams Co. (The)                             14,023,074
                                                                   -----------
                                                                    35,362,574
                                                                   -----------
             HOUSEHOLD PRODUCTS -- 2.27%
     49,900  Blyth, Inc.                                             1,112,271
    500,000  Clorox Co. (The)                                       27,770,000
     50,000  Colgate-Palmolive Co.                                   2,639,500
    172,000  Kimberly-Clark Corp.                                   10,239,160
    150,000  Wal-Mart Stores, Inc.                                   6,573,000
                                                                   -----------
                                                                    48,333,931
                                                                   -----------
             INDUSTRIAL CONGLOMERATES -- 0.98%
    400,000  General Electric Co.                                   13,468,000
     49,800  Gerber Scientific, Inc. (a)                               390,432
    250,000  Tyco International Ltd.                                 6,962,500
                                                                   -----------
                                                                    20,820,932
                                                                   -----------
             INFORMATION TECHNOLOGY CONSULTING & SERVICES -- 2.95%
    100,000  Anteon International Corp (a)                           4,276,000
    726,900  Computer Sciences Corp. (a)                            34,389,639
    500,000  Fiserv, Inc. (a)                                       22,935,000
     72,300  Macrovision Corp. (a)                                   1,380,930
                                                                   -----------
                                                                    62,981,569
                                                                   -----------
             INSURANCE -- 1.95%
    363,500  Aon Corp.                                              11,661,080
    150,000  ChoicePoint, Inc. (a)                                   6,475,500
    100,000  Chubb Corp. (The)                                       8,955,000
    150,000  MetLife, Inc.                                           7,474,500
    169,500  Protective Life Corp.                                   6,980,010
                                                                   -----------
                                                                    41,546,090
                                                                   -----------
             INTERNET SOFTWARE & SERVICES -- 1.06%
    297,500  Check Point Software Technologies Ltd. (a)              7,235,200
    500,000  Cisco Systems, Inc. (a)                                 8,965,000
    268,000  Network Appliances, Inc. (a)                            6,362,320
                                                                   -----------
                                                                    22,562,520
                                                                   -----------
             LEISURE EQUIPMENT & PRODUCTS -- 3.09%
    400,000  Borders Group, Inc.                                     8,868,000
    100,000  Brunswick Corp.                                         3,773,000
    750,000  Eastman Kodak Co.                                      18,247,500
     49,400  Fuji Photo Film Co. Ltd. - ADR                          1,638,598
    300,000  Grupo Televisa S.A. - ADR                              21,513,000
    200,000  Mattel, Inc.                                            3,336,000
    250,000  Nautilus Group, Inc. (The)                              5,517,500
    525,000  TiVo, Inc. (a)                                          2,882,250
                                                                   -----------
                                                                    65,775,848
                                                                   -----------

HUSSMAN STRATEGIC GROWTH FUND

================================================================================
   SHARES    COMMON STOCKS -- 94.99%                                  VALUE
================================================================================

             MACHINERY -- 0.60%
    100,000  AGCO Corp. (a)                                        $ 1,820,000
    400,000  Pall Corp.                                             11,000,000
                                                                   -----------
                                                                    12,820,000
                                                                   -----------
             MEDIA -- 1.69%
    100,000  Comcast Corp. - Special Class A (a)                     2,878,000
    300,000  McGraw-Hill Cos., Inc. (The)                           14,412,000
    506,300  Scholastic Corp. (a)                                   18,712,848
                                                                   -----------
                                                                    36,002,848
                                                                   -----------
             METALS & MINING -- 3.33 %
    882,200  Barrick Gold Corp.                                     25,627,910
    200,000  Mittal Steel Co. - Class A                              5,760,000
    553,900  Newmont Mining Corp.                                   26,127,463
    500,000  Placer Dome, Inc.                                       8,575,000
    230,000  Worthington Industries, Inc.                            4,836,900
                                                                   -----------
                                                                    70,927,273
                                                                   -----------
             MULTILINE RETAIL -- 3.56%
    206,100  American Eagle Outfitters, Inc.                         4,849,533
  1,250,000  BJ's Wholesale Club, Inc. (a)                          34,750,000
    300,000  CVS Corp.                                               8,703,000
    350,000  Dollar Tree Stores, Inc. (a)                            7,577,500
    400,000  Kohl's Corp. (a)                                       20,072,000
                                                                   -----------
                                                                    75,952,033
                                                                   -----------
             OFFICE ELECTRONICS -- 0.10%
     40,300  Canon, Inc. - ADR                                       2,186,678
                                                                   -----------

             OIL & GAS -- 8.41%
    125,000  Anadarko Petroleum Corp.                               11,968,750
    300,000  BP Amoco PLC - ADR                                     21,255,000
     75,000  Burlington Resources, Inc.                              6,099,000
    148,000  Cabot Corp.                                             4,885,480
    250,000  Chevron Corp.                                          16,182,500
    500,000  ConocoPhillips                                         34,955,000
    359,000  Exxon Mobil Corp.                                      22,810,860
    300,000  Marathon Oil Corp.                                     20,679,000
    200,000  Newfield Exploration Co. (a)                            9,820,000
    200,000  Petroleo Brasileiro S.A. - ADR                         14,298,000
    250,000  Royal Dutch Shell PLC - ADR                            16,410,000
                                                                   -----------
                                                                   179,363,590
                                                                   -----------
             PHARMACEUTICALS -- 9.89%
    200,000  Abbott Laboratories                                     8,480,000
    565,800  Altair Nanotechnologies, Inc. (a)                       1,505,028
    300,000  Biovail Corp. (a)                                       7,011,000
    150,000  Bristol-Myers Squibb Co.                                3,609,000
    200,000  GlaxoSmithKline PLC - ADR                              10,256,000
    750,000  Johnson & Johnson                                      47,460,000
    500,000  King Pharmaceuticals, Inc. (a)                          7,690,000
    100,000  Medicis Pharmaceutical Corp.                            3,256,000

HUSSMAN STRATEGIC GROWTH FUND

================================================================================
   SHARES    COMMON STOCKS -- 94.99%                                  VALUE
--------------------------------------------------------------------------------

             PHARMACEUTICALS -- 9.89% (CONTINUED)
    400,000  Mylan Laboratories, Inc.                              $ 7,704,000
    500,000  Novartis AG - ADR                                      25,500,000
     98,800  Omnicare, Inc.                                          5,555,524
  1,200,000  Pfizer, Inc.                                           29,964,000
    250,000  Pharmaceutical Product Development, Inc.               14,377,500
    125,000  Pharmacopeia Drug Discovery, Inc. (a)                     447,500
    579,000  Sanofi-Aventis - ADR                                   24,057,450
    250,000  Shire Pharmaceuticals Group PLC - ADR                   9,247,500
    100,000  Wyeth                                                   4,627,000
                                                                   -----------
                                                                   210,747,502
                                                                   -----------
             REAL ESTATE -- 0.37%
    200,000  HRPT Properties Trust                                   2,482,000
    130,000  Standard Pacific Corp.                                  5,396,300
                                                                   -----------
                                                                     7,878,300
                                                                   -----------
             ROAD & RAIL -- 0.82%
    100,000  Burlington Northern Santa Fe Corp.                      5,980,000
    100,000  Canadian National Railway Co.                           7,099,000
    250,000  Swift Transportation Co. (a)                            4,425,000
                                                                   -----------
                                                                    17,504,000
                                                                   -----------
             SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.99%
    673,200  Emulex Corp. (a)                                       13,605,372
    700,000  Intel Corp.                                            17,255,000
     50,000  Kyocera Corp. - ADR                                     3,501,000
    200,000  Microchip Technology, Inc.                              6,024,000
     50,000  Nanometrics, Inc. (a)                                     585,000
    707,400  NVIDIA Corp. (a)                                       24,249,672
    332,300  QLogic Corp. (a)                                       11,364,660
    750,000  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR       6,165,000
    150,000  Veeco Instruments, Inc. (a)                             2,406,000
                                                                   -----------
                                                                    85,155,704
                                                                   -----------
             SOFTWARE -- 1.37%
     50,000  Adobe Systems, Inc.                                     1,492,500
    310,700  Borland Software Corp. (a)                              1,808,274
    300,000  Citrix Systems, Inc. (a)                                7,542,000
    193,000  John H. Harland Co.                                     8,569,200
    800,000  Oracle Corp. (a)                                        9,912,000
                                                                   -----------
                                                                    29,323,974
                                                                   -----------
             SPECIALTY RETAIL -- 3.40%
    150,000  Abercrombie & Fitch Co. - Class A                       7,477,500
    148,700  AutoNation, Inc. (a)                                    2,969,539
    192,900  Barnes & Noble, Inc.                                    7,272,330
    300,000  Blockbuster, Inc. - Class A                             1,425,000
    239,290  GameStop Corp. (a)                                      6,793,443
    290,000  Gap, Inc. (The)                                         5,054,700
    700,000  Home Depot, Inc. (The)                                 26,698,000
     95,600  Luxottica Group S.p.A. - ADR                            2,381,396

HUSSMAN STRATEGIC GROWTH FUND

================================================================================
   SHARES    COMMON STOCKS -- 94.99%                                VALUE
================================================================================

             SPECIALTY RETAIL -- 3.40% (CONTINUED)
    200,000  Timberland Co. (The) (a)                          $     6,756,000
    150,000  Williams-Sonoma, Inc. (a)                               5,752,500
                                                               ---------------
                                                                    72,580,408
                                                               ---------------
             TEXTILES & APPAREL -- 0.95%
    100,000  Jones Apparel Group, Inc.                               2,850,000
    100,000  NIKE, Inc. - Class B                                    8,168,000
    300,000  Pacific Sunwear of California, Inc. (a)                 6,432,000
     50,000  V.F. Corp.                                              2,898,500
                                                               ---------------
                                                                    20,348,500
                                                               ---------------
             WIRELESS TELECOMMUNICATIONS SERVICES -- 0.59%
             366,400 Amdocs Ltd. (a)                                10,160,272
             95,400 China Mobile (Hong Kong) Ltd. - ADR              2,350,656
                                                               ---------------
                                                                    12,510,928
                                                               ---------------

             TOTAL COMMON STOCKS (Cost $1,880,743,552)         $ 2,024,973,859
                                                               ---------------

================================================================================
 CONTRACTS   CALL OPTION CONTRACTS -- 0.25%                         VALUE
================================================================================

      3,000  S&P 500 Index Option, 10/22/05 at $1220
               (Cost $4,045,500)                               $     5,430,000
                                                               ---------------

================================================================================
 CONTRACTS   PUT OPTION CONTRACTS -- 1.39%                          VALUE
================================================================================

      6,500  Russell 2000 Index Option, 12/17/05 at $600       $     3,055,000
      1,000  S&P 500 Index Option, 12/17/05 at $1200                 1,597,000
     10,500  S&P 500 Index Option, 12/17/05 at $1225                24,937,500
                                                               ---------------

             TOTAL PUT OPTION CONTRACTS (Cost $43,977,000)     $    29,589,500
                                                               ---------------

             TOTAL INVESTMENTS AT VALUE -- 96.63%
               (Cost $1,928,766,052)                           $ 2,059,993,359
                                                               ---------------

================================================================================
   SHARES    MONEY MARKET FUNDS -- 7.08%                            VALUE
================================================================================

150,881,984  First American Treasury Obligation Fund - Class A
               (Cost $150,881,984)                             $   150,881,984
                                                               ---------------

             TOTAL INVESTMENTS AND MONEY MARKET FUNDS
               AT VALUE -- 103.71% (Cost $2,079,648,036)       $ 2,210,875,343

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.71%)      (79,029,479)
                                                               ---------------

             NET ASSETS -- 100.00%                             $ 2,131,845,864
                                                               ===============



     (a)Non-income producing security.

     ADR American Depositary Receipt

 See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN OPTIONS WRITTEN

SEPTEMBER 30, 2005 (UNAUDITED)

============================================================================================
                                                               VALUE OF         PREMIUMS
 CONTRACTS   WRITTEN CALL OPTIONS                              OPTIONS          RECEIVED
============================================================================================

      6,500  Russell 2000 Index Option, 12/17/05 at $600    $ 47,970,000     $ 44,320,250
      1,000  S&P 500 Index Option, 12/17/05 at $1200           4,829,000        5,518,500
     10,500  S&P 500 Index Option, 12/17/05 at $1225          32,802,000       41,014,250
                                                            ------------     ------------
                                                            $ 85,601,000     $ 90,853,000
                                                            ============     =============

See accompanying notes to Portfolio of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS -- 23.70%                                  VALUE
================================================================================

             ELECTRICAL EQUIPMENT -- 0.76%
     35,000  Endesa S.A. - ADR                                     $   936,950
                                                                   -----------

             ELECTRIC UTILITIES -- 1.98%
     25,000  Korea Electric Power Corp. - ADR                          442,750
     25,000  MDU Resources Group, Inc.                                 891,250
     40,000  OGE Energy Corp.                                        1,124,000
                                                                   -----------
                                                                     2,458,000
                                                                   -----------
             GAS UTILITIES -- 1.17%
     45,000  WGL Holdings, Inc.                                      1,445,850
                                                                   -----------

             METALS AND MINING -- 19.11%
     50,000  AngloGold Ashanti Ltd. - ADR                            2,121,500
    200,000  Barrick Gold Corp.                                      5,810,000
     35,000  Goldcorp, Inc.                                            701,400
     75,000  Harmony Gold Mining Co.                                   820,500
    125,000  Newmont Mining Corp.                                    5,896,250
    350,000  Placer Dome, Inc.                                       6,002,500
     79,100  Randgold Resources Ltd. - ADR (a)                       1,243,452
     75,000  Stillwater Mining Co. (a)                                 686,250
     35,000  USEC, Inc.                                                390,600
                                                                   -----------
                                                                    23,672,452
                                                                   -----------
             OIL AND GAS -- 0.68%
     20,000  SCANA Corp.                                               844,800
                                                                   -----------

             TOTAL COMMON STOCKS (Cost $25,409,657)                $29,358,052
                                                                   -----------

================================================================================
 PAR VALUE   U.S. TREASURY OBLIGATIONS --   63.68%                    VALUE
================================================================================

             U.S. TREASURY BILLS -- 11.93%
$10,000,000  discount, due 02/02/2006                              $ 9,878,170
  5,000,000  discount, due 03/30/2006                                4,907,710
                                                                   -----------
                                                                    14,785,880
                                                                   -----------
             U.S. TREASURY NOTES -- 15.92%
 10,000,000  1.50%, due 03/31/2006                                   9,885,550
 10,000,000  4.125%, due 05/15/2015                                  9,830,860
                                                                   -----------
                                                                    19,716,410
                                                                   -----------
             U.S. TREASURY INFLATION-PROTECTION NOTES --  35.83%
  9,902,520  3.375%, due 01/15/2012                                 10,969,368
 10,866,000  3.00%, due 07/15/2012                                  11,827,815
 21,146,800  2.00%, due 01/15/2014                                  21,593,695
                                                                   -----------
                                                                    44,390,878
                                                                   -----------

             TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,825,893)    $78,893,168
                                                                   -----------

HUSSMAN STRATEGIC TOTAL RETURN FUND

================================================================================
    PAR VALUE    U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.88%          VALUE
================================================================================

                 FEDERAL FARM CREDIT BANK -- 0.31%
     $  400,000  2.625%, due 09/24/2007                           $    386,809
                                                                  ------------

                 FEDERAL HOME LOAN BANK -- 2.61%
      1,000,000  2.25%, due 10/25/2005                                 998,966
      1,000,000  2.54%, due 01/26/2006                                 995,586
        750,000  2.22%, due 09/12/2006                                 735,503
        500,000  5.70%, due 04/16/2018                                 499,420
                                                                  ------------
                                                                     3,229,475
                                                                  ------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.96%
      1,500,000  2.25%, due 12/30/2005                               1,493,832
      3,000,000  2.81%, due 09/28/2006                               2,953,494
JPY  50,000,000  2.125%, due 10/09/2007                                457,644
                                                                  ------------
                                                                     4,904,970
                                                                  ------------

                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                   (Cost $8,556,812)                              $  8,521,254
                                                                  ------------

================================================================================
    PAR VALUE    FOREIGN GOVERNMENT OBLIGATIONS -- 0.18%              VALUE
================================================================================

                 CANADIAN GOVERNMENT NOTES --  0.18%
JPY  25,000,000  0.70%, due 03/20/2006 (Cost $208,844)            $    221,215
                                                                  ------------

                 TOTAL INVESTMENTS AT VALUE -- 94.44%
                   (Cost $113,001,206)                            $116,993,689
                                                                  ------------

================================================================================
     SHARES      MONEY MARKET FUNDS -- 3.55%                          VALUE
================================================================================

      4,399,859  First American Treasury Obligation Fund -
                    Class A (Cost $4,399,859)                     $  4,399,859
                                                                  ------------

                 TOTAL INVESTMENTS AND MONEY MARKET FUNDS AT
                   VALUE -- 97.99% (Cost $117,401,065)            $121,393,548

                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.01%      2,493,226
                                                                  ------------

                 NET ASSETS -- 100.00%                            $123,886,774
                                                                  ============


     (a) Non-income producing security.

     ADR American Depositary Receipt

     JPY Japanese Yen

See accompanying notes to Portfolio of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)


1. SECURITIES VALUATION

The portfolio securities of the Hussman Strategic Growth Fund and the Hussman Total Return Fund are valued at market value as of the close of regular trading on the New York Stock Exchange (NYSE) (normally, 4:00 Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise at the mean of the closing bid and asked prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Pursuant to valuation procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at a price between the closing bid and ask prices determined by the investment adviser to the Funds to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally shall be valued at the mean of their closing bid and asked prices. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued. The fair value of securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

HUSSMAN INVESTMENT TRUST

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar feely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2. INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2005:

                                                                         Hussman Strategic
                                             Hussman Strategic                Total
                                                Growth Fund                Return Fund
                                           ----------------------      ---------------------

Cost of portfolio investments
   and written options                       $   1,989,823,362           $     117,401,065
                                           ======================      ======================

Gross unrealized appreciation                $     251,140,041           $       5,079,598

Gross unrealized depreciation                     (115,689,060)                 (1,087,115)
                                           ----------------------      ---------------------

Net unrealized appreciation                  $     135,450,981           $       3,992,483
                                           ======================      =====================


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Hussman Strategic Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust
             ----------------------------------------------------



By (Signature and Title)*    /s/ John P. Hussman
                           -------------------------------------------

                           John P. Hussman, President

Date     November 17, 2005
      -----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*  /s/ John P. Hussman
                           -------------------------------------------

                           John P. Hussman, President

Date     November 17, 2005
      -----------------------------------



By (Signature and Title)*  /s/ Mark J. Seger
                           -------------------------------------------

                           Mark J. Seger, Treasurer

Date     November 17, 2005
      -----------------------------------



* Print the name and title of each signing officer under his or her signature.